MASSMUTUAL SELECT FUNDS

Supplement dated June 1, 2015 to the

Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Prospectus and any Previous Supplements. It should be retained and read in conjunction with the Prospectus and any Previous Supplements.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 9 relating to the RetireSMARTSM Conservative Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Barclays U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Conservative Index found in the chart titled Average Annual Total Returns on page 10 for the RetireSMARTSM Conservative Fund is hereby deleted.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 17 relating to the RetireSMARTSM Moderate Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Moderate Index found in the chart titled Average Annual Total Returns on page 18 for the RetireSMARTSM Moderate Fund is hereby deleted.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 25 relating to the RetireSMARTSM Moderate Growth Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Moderate Growth Index found in the chart titled Average Annual Total Returns on page 26 for the RetireSMARTSM Moderate Growth Fund is hereby deleted.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information on page 33 relating to the RetireSMARTSM Growth Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Growth Index found in the chart titled Average Annual Total Returns on page 34 for the RetireSMARTSM Growth Fund is hereby deleted.

Effective immediately, The Citigroup 3-Month Treasury Bill Index, The Custom MassMutual (“MM”) RetireSMARTSM Conservative Index, The Custom MassMutual (“MM”) RetireSMARTSM Moderate Index, The Custom MassMutual (“MM”) RetireSMARTSM Moderate Growth Index, The Custom MassMutual (“MM”) RetireSMARTSM Growth Index, and The Dow Jones Wilshire 5000 Total Market Index found in the section titled Index Descriptions on page 166 are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3001M(RS)-15-02

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Conservative Fund

Supplement dated June 1, 2015 to the

Summary Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (Barclays U.S. Aggregate Bond Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to equity investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Conservative Index found in the chart titled Average Annual Total Returns Fund is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSCF-15-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Fund

Supplement dated June 1, 2015 to the

Summary Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Moderate Index found in the chart titled Average Annual Total Returns is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSMF-15-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Moderate Growth Fund

Supplement dated June 1, 2015 to the

Summary Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information relating to the RetireSMARTSM Moderate Growth Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Moderate Growth Index found in the chart titled Average Annual Total Returns for the RetireSMARTSM Moderate Growth Fund is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSMGF-15-01

MASSMUTUAL SELECT FUNDS

MassMutual RetireSMARTSM Growth Fund

Supplement dated June 1, 2015 to the

Summary Prospectus dated April 1, 2015, Revised as of April 2, 2015

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the following information replaces the information found in the fifth sentence in the section titled Performance Information relating to the RetireSMARTSM Growth Fund:

The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance (S&P 500® Index) and additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments and an index of funds with similar investment objectives.

Effective immediately, the Custom MM RetireSMARTSM Growth Index found in the chart titled Average Annual Total Returns for the RetireSMARTSM Growth Fund is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

RSGF-15-01

MASSMUTUAL SELECT FUNDS

Supplement dated June 1, 2015 to the

Statement of Additional Information dated April 1, 2015

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any Previous Supplements. It should be retained and read in conjunction with the SAI and any Previous Supplements.

Effective June 1, 2015, the following information replaces similar information for the Fundamental Growth Fund, the S&P Mid Cap Index Fund, the Russell 2000 Small Cap Index Fund, and the MSCI EAFE International Index Fund in the chart under “Investment Adviser” found on pages B-93 and B-94 in the section titled Investment Advisory and Other Service Agreements:

Fundamental Growth Fund	0.65% on the first $300 million; and 0.60% on any excess over $300 million

S&P Mid Cap Index Fund	0.10% on the first $500 million; and 0.08% on any excess over $500 million

Russell 2000 Small Cap Index Fund	0.10% on the first $500 million; and 0.08% on any excess over $500 million

MSCI EAFE International Index Fund	0.10% on the first $1 billion; and 0.09% on any excess over $1 billion

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3001M-15-02